                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------
Check here if Amendment  / /;         Amendment Number:
                                                       -----------
This Amendment (Check only one.):    / /  is a restatement.
                                     / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CornerCap Investment Counsel, Inc.
           ---------------------------------------------
Address:   The Peachtree, Suite 1700
           ---------------------------------------------
           1355 Peachtree Street, N.E.
           ---------------------------------------------
           Atlanta, Georgia  30309
           ---------------------------------------------

Form 13F File Number: 28- 7208
                         ------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:       Thomas E. Quinn
               ------------------------------------
   Title:      Chief Executive Officer
               ------------------------------------
   Phone:      (404)  870-0700
               ------------------------------------

Signature, Place, and Date of Signing:

   /s/ Thomas E. Quinn       Atlanta, Georgia        11/07/2011
   -------------------       ----------------        ----------
        [Signature]            [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

 NONE

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               None
                                            --------------
Form 13F Information Table Entry Total:          103
                                            --------------
Form 13F Information Table Value Total:    $     336,192
                                            --------------
                                               (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 NONE

CornerCap Investment Counsel
FORM 13F
30-Sep-11

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOTT LABS COM                         002824100        5362    104854    SH            Sole              104854
ACCENTURE PLC IRELAND
 SHS CLAS                               G1151C101         527     10000    SH            Sole               10000
AEROPOSTALE COM                         007865108        3951    365464    SH            Sole              365464
ALMOST FAMILY INC COM                   020409108        2067    124269    SH            Sole              124269
ALPHA NATURAL RESOURCES
 INC CO                                 02076X102        3076    173890    SH            Sole              173890
AMGEN INC COM                           031162100        6632    120676    SH            Sole              120676
APOLLO GROUP INC CL A                   037604105        5234    132130    SH            Sole              132130
APPLE INC COM                           037833100         303       794    SH            Sole                 794
ARCHER DANIELS MIDLAND
 CO COM                                 039483102        5382    216927    SH            Sole              216927
ARROW ELECTRS INC COM                   042735100        4429    159420    SH            Sole              159420
AT&T INC COM                            00206R102        7245    254041    SH            Sole              254041
AZZ INC COM                             002474104        2216     57150    SH            Sole               57150
BANK OF NEW YORK MELLON
 CORP C                                 064058100        2524    135757    SH            Sole              135757
BB&T CORP COM                           054937107         266     12448    SH            Sole               12448
BUCKEYE TECHNOLOGIES INC
 COM                                    118255108        2762    114560    SH            Sole              114560
CENTRAL GARDEN & PET CO
 COM                                    153527106        1601    232070    SH            Sole              232070
CENTURYLINK INC COM                     156700106        5815    175570    SH            Sole              175570
CHEVRON CORP NEW COM                    166764100          75       811    SH            Sole                 811
CIGNA CORP COM                          125509109        7679    183105    SH            Sole              183105
CITY HLDG CO COM                        177835105        2068     76630    SH            Sole               76630
CLIFFS NATURAL RESOURCES
 INC C                                  18683K101        4617     90226    SH            Sole               90226
COCA COLA CO COM                        191216100         214      3169    SH            Sole                3169
COMPUTER SCIENCES CORP
 COM                                    205363104        4879    181722    SH            Sole              181722
CONOCOPHILLIPS COM                      20825C104        7370    116399    SH            Sole              116399
CONVERGYS CORP COM                      212485106        3476    370579    SH            Sole              370579
CORE MARK HOLDING CO INC
 COM                                    218681104        3018     98692    SH            Sole               98692
CORNING INC COM                         219350105        3751    303513    SH            Sole              303513
COVENTRY HEALTH CARE INC
 COM                                    222862104        2306     80057    SH            Sole               80057
DARDEN RESTAURANTS INC
 COM                                    237194105        6557    153385    SH            Sole              153385
DELPHI FINL GROUP INC CL
 A                                      247131105        2337    108590    SH            Sole              108590
DIAMOND OFFSHORE
 DRILLING INC                           25271C102        4513     82452    SH            Sole               82452
DONNELLEY R R & SONS CO
 COM                                    257867101        5604    396893    SH            Sole              396893
EMCOR GROUP INC COM                     29084Q100        1955     96149    SH            Sole               96149
ENERGY PARTNERS LTD COM
 NEW                                    29270U303        1818    164250    SH            Sole              164250
ENERSYS COM                             29275Y102        1484     74110    SH            Sole               74110
ENPRO INDS INC COM                      29355X107        2820     95029    SH            Sole               95029
ESTERLINE TECHNOLOGIES
 CORP CO                                297425100        2299     44345    SH            Sole               44345
EVEREST RE GROUP LTD COM                G3223R108        6693     84322    SH            Sole               84322
EXXON MOBIL CORP COM                    30231G102         399      5488    SH            Sole                5488
FREDS INC CL A                          356108100        1252    117413    SH            Sole              117413
FUSHI COPPERWELD INC COM                36113E107        2296    463739    SH            Sole              463739
GAP INC DEL COM                         364760108        5316    327331    SH            Sole              327331
GLATFELTER COM                          377316104        2430    183920    SH            Sole              183920
GOLDMAN SACHS GROUP INC
 COM                                    38141G104        3237     34231    SH            Sole               34231
GREAT LAKES DREDGE &
 DOCK CORP                              390607109        1435    352640    SH            Sole              352640
HEALTHWAYS INC COM                      422245100        1535    156110    SH            Sole              156110
HESS CORP COM                           42809H107        4099     78134    SH            Sole               78134
HEWLETT PACKARD CO COM                  428236103        4719    210195    SH            Sole              210195
INSTEEL INDUSTRIES INC
 COM                                    45774W108        1315    130600    SH            Sole              130600
INTEL CORP COM                          458140100        6832    320216    SH            Sole              320216
INTERNATIONAL BUSINESS
 MACHS C                                459200101         230      1316    SH            Sole                1316
JOHNSON & JOHNSON COM                   478160104         149      2346    SH            Sole                2346
JPMORGAN CHASE & CO COM                 46625H100        5431    180321    SH            Sole              180321
KIMBERLY CLARK CORP COM                 494368103        7667    107976    SH            Sole              107976
KMG CHEMICALS INC COM                   482564101        1622    131675    SH            Sole              131675
KNIGHT CAP GROUP INC CL
 A COM                                  499005106        2519    207135    SH            Sole              207135
KROGER CO COM                           501044101        6832    311118    SH            Sole              311118
LAKELAND FINL CORP COM                  511656100        2271    109899    SH            Sole              109899
LHC GROUP INC COM                       50187A107        1303     76365    SH            Sole               76365
LINCOLN NATL CORP IND
 COM                                    534187109        4443    284259    SH            Sole              284259
MAIDEN HOLDINGS LTD SHS                 G5753U112        1865    252345    SH            Sole              252345
MANTECH INTL CORP CL A                  564563104        2425     77290    SH            Sole               77290
MARATHON OIL CORP COM                   565849106        4593    212831    SH            Sole              212831
MCDONALDS CORP COM                      580135101         139      1587    SH            Sole                1587
MCGRAW HILL COS INC COM                 580645109        6330    154387    SH            Sole              154387
MEDTRONIC INC COM                       585055106        5767    173508    SH            Sole              173508
MICROSOFT CORP COM                      594918104        6445    258948    SH            Sole              258948
NRG ENERGY INC COM NEW                  629377508        7438    350665    SH            Sole              350665
OCEANFIRST FINL CORP COM                675234108        1845    158100    SH            Sole              158100
OLIN CORP COM PAR $1                    680665205        3075    170718    SH            Sole              170718
OM GROUP INC COM                        670872100        2008     77326    SH            Sole               77326
ORRSTOWN FINL SVCS INC
 COM                                    687380105        1230     95755    SH            Sole               95755
PAR PHARMACEUTICAL COS
 INC COM                                69888P106        1874     70385    SH            Sole               70385
PEPSICO INC COM                         713448108         295      4759    SH            Sole                4759
PFIZER INC COM                          717081103        6934    392172    SH            Sole              392172
PROTECTIVE LIFE CORP COM                743674103        1733    110870    SH            Sole              110870
PUBLIC SVC ENTERPRISE
 GROUP CO                               744573106        6312    189166    SH            Sole              189166
RAYTHEON CO COM NEW                     755111507        5671    138749    SH            Sole              138749
REGIS CORP MINN COM                     758932107        3086    219022    SH            Sole              219022
REINSURANCE GROUP AMER
 INC COM                                759351604        4230     92050    SH            Sole               92050
RUBY TUESDAY INC COM                    781182100        1402    195845    SH            Sole              195845
S Y BANCORP INC COM                     785060104        1471     79000    SH            Sole               79000
SAIC INC COM                            78390X101        3198    270824    SH            Sole              270824
SCHLUMBERGER LTD COM                    806857108         155      2593    SH            Sole                2593
SEABRIGHT HOLDINGS INC
 COM                                    811656107        1699    235965    SH            Sole              235965
SIERRA WIRELESS INC COM                 826516106         879    128285    SH            Sole              128285
STANDARD MTR PRODS INC
 COM                                    853666105        2893    223045    SH            Sole              223045
SYSTEMAX INC COM                        871851101        2421    190355    SH            Sole              190355
TIMKEN CO COM                           887389104        4497    137030    SH            Sole              137030
TOWER GROUP INC COM                     891777104        2661    116420    SH            Sole              116420
TRANSOCEAN LTD REG SHS                  H8817H100        3951     82766    SH            Sole               82766
TTM TECHNOLOGIES INC COM                87305R109        2517    264695    SH            Sole              264695
UFP TECHNOLOGIES INC COM                902673102        2253    156360    SH            Sole              156360
UNIT CORP COM                           909218109        2169     58750    SH            Sole               58750
UNITEDHEALTH GROUP INC
 COM                                    91324P102        7911    171524    SH            Sole              171524
URS CORP NEW COM                        903236107        4404    148466    SH            Sole              148466
WELLS FARGO & CO NEW COM                949746101        4199    174093    SH            Sole              174093
WESTERN DIGITAL CORP COM                958102105        5621    218547    SH            Sole              218547
WHIRLPOOL CORP COM                      963320106        4743     95038    SH            Sole               95038
ISHARES TR RUSSELL
 MIDCAP                                 464287499         205      2320    SH            Sole                2320
VANGUARD INDEX FDS MID
 CAP ETF                                922908629         402      6178    SH            Sole                6178
VANGUARD INDEX FDS SM CP
 VAL E                                  922908611         572     10283    SH            Sole               10283
VANGUARD INDEX FDS VALUE
 ETF                                    922908744         417      8860    SH            Sole                8860
REPORT SUMMARY                      103 DATA RECORDS   336192                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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